Item 1. Report to Shareholders

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
As of 2/29/04

Tax-Free Intermediate Bond Fund   $17,156

Lipper Intermediate Municipal Debt Funds Average   $16,850

                                       Lipper Intermediate             Tax-Free
                                            Municipal Debt         Intermediate
                                             Funds Average            Bond Fund

2/94                                                10,000               10,000

2/95                                                10,195               10,265

2/96                                                11,131               11,247

2/97                                                11,629               11,719

2/98                                                12,483               12,575

2/99                                                13,138               13,250

2/00                                                12,899               13,068

2/01                                                14,166               14,391

2/02                                                14,998               15,298

2/03                                                16,035               16,338

2/04                                                16,850               17,156

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04             1 Year           5 Years             10 Years
--------------------------------------------------------------------------------
Tax-Free Intermediate Bond Fund   5.00%               5.30%                5.55%

Lipper Intermediate Municipal
Debt Funds Average                4.90                5.10                 5.34

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a strong return of 5.00% during the 12 months ended February 29, 2004, surpassing the Lipper Intermediate Municipal Debt Funds Average during the period, as shown in the table on the preceding page. Our results versus the benchmark were primarily due to our strategy of reducing portfolio exposure to one-year maturities and investing in lower-quality securities that provided higher yields.

As you know, the fund seeks to provide, consistent with moderate price fluctuation, a high level of income that is exempt from federal income taxes by investing primarily in municipal securities. There are no maturity restrictions on the bonds in which the fund can invest, but the portfolio's weighted average maturity normally ranges from five to 10 years.


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 2/29/04                             12-Month Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                       4.54%

Lehman Brothers Municipal Bond Index                       6.30

Lehman Brothers High Yield Municipal Bond Index           16.15


The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield municipal bonds far outperformed their higher-rated counterparts in both the tax-exempt and taxable markets over the 12-month period.


Top 5 Sectors
--------------------------------------------------------------------------------

                                          Percent of Net Assets
Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

General Obligation - Local                  22.0%         15.8%

Electric Revenue                            13.3          13.4

Dedicated Tax Revenue                       11.8          12.4

Lease Revenue                                5.3           9.9

General Obligation - State                   8.4           8.2


The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Local general obligation and electric revenue securities accounted for 15.8% and 13.4% of fund assets, respectively, followed by dedicated tax revenue bonds at 12.4%, lease revenue bonds at 9.9%, and state general obligations at 8.2%.

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio remained stable at 7.5 years, the 30-day standardized yield to maturity slipped from 2.45% to 2.24% as rates declined in general, and the portfolio's weighted average quality slipped a notch from AA+ to AA.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $11.47        $11.58

Dividends Per Share
for 12 Months                                0.45          0.42

30-Day Standardized
Yield to Maturity                            2.45%         2.24%

Weighted Average
Maturity (years)                             7.5           7.5

Weighted Average Effective
Duration (years)                             4.8           4.5

Weighted Average Quality *                   AA+            AA

* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
------------------------------------------------------------------------------
                                Year
                               Ended
                             2/29/04    2/28/03   2/28/02   2/28/01   2/29/00

NET ASSET VALUE

Beginning of period          $ 11.47   $  11.20   $ 11.00   $ 10.46   $ 11.13

Investment activities
  Net investment
  income (loss)                 0.42       0.45      0.48      0.49      0.48

  Net realized and
  unrealized gain (loss)        0.14       0.29      0.20      0.54     (0.63)

  Total from
  investment activities         0.56       0.74      0.68      1.03     (0.15)

Distributions
  Net investment income        (0.42)     (0.45)    (0.48)    (0.49)    (0.48)

  Net realized gain            (0.03)     (0.02)         -         -    (0.04)

  Total distributions          (0.45)     (0.47)    (0.48)    (0.49)    (0.52)

NET ASSET VALUE

End of period                $ 11.58   $  11.47   $ 11.20   $ 11.00   $ 10.46
                             ------------------------------------------------

Ratios/Supplemental Data

Total return^                   5.00%      6.80%     6.30%    10.12%    (1.37%)

Ratio of total expenses to
average net assets              0.56%      0.56%     0.60%     0.60%     0.63%

Ratio of net investment
income (loss) to average
net assets                      3.69%      4.01%     4.32%     4.62%     4.46%

Portfolio turnover rate         30.0%      20.7%     19.7%     17.3%     47.6%

Net assets, end of period
(in thousands)               $169,550  $ 168,418  $136,869  $120,583  $111,844

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                               Par          Value
--------------------------------------------------------------------------------
                                                                  ($ 000s)

ALABAMA  1.7%

Alabama Federal Highway Fin. Auth.
5.00%, 3/1/08 (MBIA Insured)                               1,000         1,116

Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11!) (FGIC Insured) ++                    1,500         1,777

Total Alabama (Cost  $2,703)                                             2,893

ARIZONA  3.0%

Arizona School Fac. Board, 5.50%, 7/1/13                   2,000         2,324

Phoenix Street & Highway,
5.00%, 7/1/11 (FGIC Insured)                               1,500         1,719

Salt River Agricultural Improvement
& Power Dist. 5.25%, 1/1/15                                1,000         1,131

Total Arizona (Cost  $4,859)                                             5,174

CALIFORNIA  4.9%

California, GO
             5.00%, 11/1/12                                  250           272

             5.25%, 3/1/07                                 1,045         1,136

California Dept. of Water Resources
             5.50%, 5/1/14 (AMBAC Insured)                 1,000         1,152

       Water Power Supply, 5.50%, 5/1/11                   2,000         2,292

California Public Works Board
       Dept. of Corrections
             5.00%, 6/1/07                                 1,000         1,084

             6.00%, 11/1/05 (MBIA Insured)                 1,550         1,631

Golden State Tobacco Securitization Corp.
Tobacco Settlement, 5.50%, 6/1/33                            800           818

Total California (Cost  $8,075)                                          8,385

COLORADO  0.9%

Denver City & County Airport
6.25%, 11/15/06 (MBIA Insured) #                           1,300         1,456

Total Colorado (Cost  $1,322)                                            1,456

CONNECTICUT  2.4%

Connecticut, GO, 5.25%, 6/15/13 (FGIC Insured)             1,850         2,112

Mohegan Tribe Indians Gaming Auth.
       Public Improvement
             5.00%, 1/1/08                                   500           540

             5.50%, 1/1/13                                   560           619

Univ. of Connecticut, Student Fees & Services
5.25%, 11/15/16 (FGIC Insured)                               740           844

Total Connecticut (Cost  $3,790)                                         4,115

DELAWARE  1.3%

Wilmington, GO, 5.75%, 6/1/16 (FGIC Insured)               1,925         2,191

Total Delaware (Cost  $2,114)                                            2,191

DISTRICT OF COLUMBIA  1.5%

Metropolitan Washington D.C. Airports Auth.
             5.50%, 10/1/12 (FGIC Insured) #               1,000         1,140

             5.50%, 10/1/18 (MBIA Insured) #               1,350         1,484

Total District of Columbia (Cost  $2,467)                                2,624

FLORIDA  10.3%

Broward County, GO
             5.25%, 1/1/18                                   720           800

             5.25%, 1/1/21                                 1,000         1,087

Broward County Airport, 5.00%, 10/1/06 (FGIC Insured)      1,000         1,087

Broward County School Dist., GO, 5.00%, 2/15/06            1,000         1,071

Florida, 5.50%, 7/1/13 (FGIC Insured)                      1,200         1,395

Florida Board of Ed., GO
             5.00%, 6/1/11 (MBIA Insured)                  1,000         1,142

             5.125%, 6/1/13                                1,500         1,690

             5.25%, 6/1/14                                 1,250         1,422

Florida Dept. of Environmental Protection
5.25%, 7/1/14 (FGIC Insured)                                 750           857

Florida Dept. of Natural Resources
             5.50%, 7/1/07 (FSA Insured)                   1,200         1,348

             6.00%, 7/1/05 (MBIA Insured)                  2,000         2,129

Hillsborough County Aviation Auth.
5.25%, 10/1/09 (MBIA Insured) #                            1,055         1,189

Orange County, 5.00%, 1/1/14 (FGIC Insured)                  750           842

Reedy Creek Improvement Dist., GO
5.375%, 6/1/15 (AMBAC Insured)                             1,250         1,415

Total Florida (Cost  $16,390)                                           17,474

GEORGIA  3.9%

Atlanta Water & Sewer
VRDN (Currently 0.95%) (FSA Insured)                         200           200

Cobb-Marietta Water Auth., 5.50%, 11/1/14                    765           898

Georgia Private Colleges & Univ. Auth.
Emory Univ., 5.75%, 11/1/14                                3,000         3,537

Municipal Electric Auth. of Georgia
6.00%, 1/1/06 (AMBAC Insured)                              1,770         1,920

Total Georgia (Cost  $5,899)                                             6,555

HAWAII  1.2%

Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)                    1,805         2,034

Total Hawaii (Cost  $1,852)                                              2,034

ILLINOIS  5.7%

Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)                    500           572

Chicago Park Dist., GO, 5.75%, 1/1/16 (FGIC Insured)       1,000         1,150

Chicago Water, 5.50%, 11/1/18 (AMBAC Insured)              1,500         1,708

Illinois, 5.00%, 6/15/07                                   1,500         1,660

Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)                   750           863

Illinois HFA, Central Dupage Health,
VRDN (Currently 1.00%)                                       900           900

Metropolitan Pier & Expo Auth.,
McCormick Place Expansion
5.375%, 12/15/18 (FGIC Insured)                            2,500         2,806

Total Illinois (Cost  $8,892)                                            9,659


IOWA  0.9%

Polk County, GO, 5.00%, 6/1/10                             1,375         1,569

Total Iowa (Cost  $1,488)                                                1,569

KANSAS  0.9%

Johnson County Union School Dist., GO
5.00%, 9/1/10 (FGIC Insured)                               1,290         1,474

Total Kansas (Cost  $1,339)                                              1,474

MARYLAND  5.6%

Maryland CDA, Single Family, 5.70%, 4/1/06                   950         1,004

Maryland Economic Dev. Corp., Aviation
Administration 5.50%, 6/1/13 (FSA Insured) #               2,000         2,299

Montgomery County, GO, 5.25%, 10/1/14                      1,200         1,383

Northeast Maryland Waste Disposal Auth., 5.50%,
4/1/11 (AMBAC Insured) #                                   1,885         2,156

Univ. of Maryland
       Auxiliary Fac. & Tuition
             5.00%, 4/1/06                                 1,500         1,615

             5.00%, 4/1/09                                   850           961

Total Maryland (Cost  $9,044)                                            9,418

MASSACHUSETTS  3.9%

Massachusetts
             5.75%, 9/1/14 (Prerefunded 9/1/09!)           2,000         2,365

             5.75%, 6/1/20 (Prerefunded 6/1/10!)             500           596

             6.30%, 11/1/05 (Prerefunded 11/1/04!)
             (FGIC Insured)                                1,250         1,308

Massachusetts, GO, 5.25%, 10/1/22                            800           866

Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/15                       1,200         1,415

Total Massachusetts (Cost  $5,894)                                       6,550

MICHIGAN  1.9%

Detroit School Dist., GO
             5.50%, 5/1/18 (FSA Insured)                     750           855

       School Building & Site Improvement
       5.00%, 5/1/08 (FGIC Insured)                          500           559

Michigan Hosp. Fin. Auth., Ascension Health
5.30%, 11/15/33 (Tender 11/15/06)                          1,200         1,319

Wayne County Charter Airport
5.25%, 12/1/11 (MBIA Insured) #                              500           560

Total Michigan (Cost  $3,044)                                            3,293

MINNESOTA  0.7%

Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (FGIC Insured)                               1,000         1,131

Total Minnesota (Cost  $1,022)                                           1,131

MISSOURI  0.8%

St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (AMBAC Insured)                            1,115         1,281

Total Missouri (Cost  $1,181)                                            1,281

NEBRASKA  1.3%

Omaha Public Power Dist., 5.50%, 2/1/07                    2,000         2,218

Total Nebraska (Cost  $2,040)                                            2,218

NEVADA  1.2%

Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)             1,200         1,368

Clark County IDRB, PCR, Southwest Gas
5.45%, 3/1/38 (Tender 3/1/13)                                700           757

Total Nevada (Cost  $1,940)                                              2,125

NEW JERSEY  1.7%

New Jersey Transportation Trust Fund Auth.
5.75%, 6/15/11 (Escrowed to Maturity)                      2,400         2,874

Total New Jersey (Cost  $2,436)                                          2,874

NEW MEXICO  0.5%

Farmington PCR, Public Service Company of New Mexico
2.75%, 4/1/33 (Tender 4/1/04)                                850           851

Total New Mexico (Cost  $850)                                              851

NEW YORK  8.7%

Albany Parking Auth., 5.25%, 10/15/12                        515           565

Metropolitan Transportation Auth.
             6.25%, 7/1/05 (Escrowed to Maturity)
             (MBIA Insured)                                1,420         1,518

       Commuter Fac., 5.375%, 7/1/27 (Tender 7/1/09)       1,650         1,914

New York City, GO, 5.25%, 8/1/11                           2,000         2,256

New York City Transitional Fin. Auth.
             VRDN (Currently 0.97%)                          200           200

             5.25%, 2/1/12                                 2,175         2,500

New York State Urban Dev. Corp.,
Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                              1,750         1,964

Tobacco Settlement Fin. Corp. of New York State
             5.00%, 6/1/07                                 1,000         1,087

             5.50%, 6/1/16                                 1,500         1,657

United Nations Dev. Corp., 5.25%, 7/1/14                   1,000         1,063

Total New York (Cost  $14,184)                                          14,724

NORTH CAROLINA  1.5%

North Carolina Eastern Municipal Power Agency
5.50%, 1/1/12                                              1,200         1,334

North Carolina Municipal Power Agency #1
Catawba Electric, 5.50%, 1/1/13                            1,000         1,132

Total North Carolina (Cost  $2,321)                                      2,466


OHIO  0.6%

Cuyahoga County Hosp., Cleveland Clinic
Obligation Group 6.00%, 1/1/32                             1,000         1,081

Total Ohio (Cost  $1,034)                                                1,081

OKLAHOMA  0.9%

Oklahoma Transportation Auth.
5.25%, 1/1/16 (AMBAC Insured)                              1,285         1,450

Total Oklahoma (Cost  $1,320)                                            1,450

OREGON  2.4%

Oregon DOT, 5.50%, 11/15/14                                1,330         1,563

Portland Sewer, 5.50%, 6/1/05 (FGIC Insured)               2,400         2,533

Total Oregon (Cost  $3,826)                                              4,096

PENNSYLVANIA  1.2%

Pennsylvania, GO, 5.75%, 1/15/09                           1,000         1,159

Pennsylvania Intergov't. Cooperative Auth.
5.25%, 6/15/13 (FGIC Insured)                                750           852

Total Pennsylvania (Cost  $1,914)                                        2,011

SOUTH CAROLINA  3.4%

Charleston Water & Sewer, 5.125%, 1/1/13                     500           573

South Carolina, GO, School Fac., 5.75%, 1/1/08               995         1,137

South Carolina Public Service Auth.
5.50%, 1/1/12 (FSA Insured)                                2,500         2,934

South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (AMBAC Insured)                             1,040         1,208

Total South Carolina (Cost  $5,431)                                      5,852

TENNESSEE  0.5%

Memphis-Shelby County Airport Auth.
6.25%, 2/15/11 (MBIA Insured) #                              700           831

Total Tennessee (Cost  $720)                                               831

TEXAS  11.0%

Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 1.03%) #                                   1,200         1,200

Harris County Health Fac. Dev. Corp.
       Texas Childrens Hosp.
             VRDN (Currently 0.99%) (MBIA Insured)           600           600

             5.375%, 10/1/12                               1,345         1,480

Houston, GO, 5.375%, 3/1/12 (FSA Insured)                  1,800         2,063

Lower Colorado River Auth.
             5.75%, 5/15/11 (FSA Insured)                  2,000         2,329

             5.875%, 5/15/14 (FSA Insured)                 1,750         2,051

North East Independent School Dist., GO
6.00%, 2/1/16 (Prerefunded 2/1/10!)                        1,200         1,435

Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22           400           424

San Antonio, GO
             5.50%, 2/1/19                                 1,000         1,131

       General Improvement, 5.00%, 8/1/10                  1,500         1,705

San Antonio Electric & Gas, 5.00%, 2/1/07                    500           548

San Antonio Water
             6.40%, 5/15/05 (Prerefunded 5/15/04!)
             (FGIC Insured)                                    5             5

             6.40%, 5/15/05 (Escrowed to Maturity)
             (FGIC Insured)                                   20            21

Tarrant County Health Fac. Dev. Corp.,
Texas Health Resources
5.75%, 2/15/10 (MBIA Insured)                              2,500         2,844

Texas Dept. of Housing & Community Affairs
Single Family, 5.75%, 3/1/10 (MBIA Insured)                  815           875

Total Texas (Cost  $17,123)                                             18,711

UTAH  0.3%

Utah Housing Fin. Agency, Single Family,
6.00%, 7/1/10 #                                              435           440

Total Utah (Cost  $435)                                                    440

VERMONT  0.2%

Vermont Ed. & Health Buildings Fin. Agency,
Fletcher Allen Healthcare,
6.15%, 9/1/13, VR (FGIC Insured)                             350           358

Total Vermont (Cost  $350)                                                 358

VIRGINIA  8.3%

Arlington County IDA, Virginia Hosp. Center,
5.50%, 7/1/13                                              1,000         1,124

Charles County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) #                              250           287

Leesburg, GO, Public Improvement
5.50%, 1/15/11 (FGIC Insured)                              1,145         1,345

Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 0.95%)                                       400           400

Louisa IDA, Virginia Electric & Power
3.40%, 3/1/31 (Tender 3/1/04) #                              750           750

Portsmouth Public Improvement
             5.50%, 6/1/14 (Prerefunded 6/1/08!)
             (FGIC Insured)                                  865           990

             GO, 5.50%, 6/1/14 (FGIC Insured)                335           379

Riverside Regional Jail Auth.
             5.60%, 7/1/06 (MBIA Insured)                    500           538

             5.60%, 7/1/06 (Prerefunded 7/1/05!)
             (MBIA Insured)                                  600           648

Virginia Biotechnology Research Park Auth.,
5.25%, 9/1/12                                              1,705         1,956

Virginia College Building Auth.
Public Higher Ed., 5.50%, 9/1/14                           2,070         2,410

Virginia Ed. Loan Auth., 5.80%, 3/1/05
(Escrowed to Maturity) #                                     980         1,024

Virginia Port Auth., 5.50%, 7/1/07 #                       1,060         1,183

Virginia Transportation Board, 5.125%, 5/15/21             1,000         1,070

Total Virginia (Cost  $13,003)                                          14,104

WASHINGTON  1.3%

Tacoma Electric
             5.90%, 1/1/05 (FGIC Insured)                  1,000         1,024

             6.00%, 1/1/06 (FGIC Insured)                    600           614

Washington Health Care Fac. Auth., Virginia Mason
Medical Center 6.00%, 8/15/08 (MBIA Insured)                 500           581

Total Washington (Cost  $2,149)                                          2,219


WISCONSIN  1.8%

Milwaukee Metropolitan Sewage Dist., GO,
6.25%, 10/1/05                                             2,200         2,376

Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11                                              600           681

Total Wisconsin (Cost  $2,872)                                           3,057

Total Investments in Securities
98.3% of Net Assets (Cost  $155,323)                                  $166,744
                                                                      --------

Futures Contracts
($ 000s)
                                              Contract    Unrealized
                                Expiration      Value     Gain (Loss)
--------------------------------------------------------------------------------
Short, 30 U.S. Treasury
5 Year contracts,
$1,500 par of 5.5%
Jefferson County Sewer
pledged as initial margin         3/04     $  (3,413)     $  (98)

Net payments (receipts)
of variation
margin to date                                                 89

Variation margin
receivable (payable)
on open futures contracts                                  $  (9)
                                                           ------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

      #  Interest subject to alternative minimum tax

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004

      !  Used in determining portfolio maturity

  AMBAC  AMBAC Assurance Corp.

    CDA  Community Development Administration

    DOT  Department of Transportation

   FGIC  Financial Guaranty Insurance Company

    FSA  Financial Security Assurance Inc.

     GO  General Obligation

   HEFA  Health & Educational Facility Authority

    HFA  Health Facility Authority

    IDA  Industrial Development Authority/Agency

   IDRB  Industrial Development Revenue Bond

   MBIA  MBIA Insurance Corp.

    PCR  Pollution Control Revenue

     VR  Variable Rate

   VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $155,323)              $  166,744

Other assets                                                          3,289

Total assets                                                        170,033

Liabilities

Total liabilities                                                       483

NET ASSETS                                                       $  169,550
                                                                 ----------

Net Assets Consist of:

Undistributed net investment income (loss)                       $       58

Undistributed net realized gain (loss)                                 (269)

Net unrealized gain (loss)                                           11,323

Paid-in-capital applicable to 14,644,905 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                     158,438

NET ASSETS                                                       $  169,550
                                                                 ----------

NET ASSET VALUE PER SHARE                                        $    11.58
                                                                 ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      Year
                                                                     Ended
                                                                   2/29/04
Investment Income (Loss)

Interest Income                                                   $  7,112

Expenses
  Investment management                                                616

  Shareholder servicing                                                126

  Custody and accounting                                               110

  Registration                                                          48

  Prospectus and shareholder reports                                    17

  Legal and audit                                                       15

  Directors                                                              5

  Miscellaneous                                                          5

  Total expenses                                                       942

Net investment income (loss)                                         6,170

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           568

  Futures                                                             (129)

  Net realized gain (loss)                                             439

Change in net unrealized gain (loss)
  Securities                                                         1,431

  Futures                                                              (69)

  Change in net unrealized gain (loss)                               1,362

Net realized and unrealized gain (loss)                              1,801

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $  7,971
                                                                  --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                        2/29/04        2/28/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                        $   6,170      $   6,060

  Net realized gain (loss)                                  439            688

  Change in net unrealized gain (loss)                    1,362          3,300

  Increase (decrease) in net assets from operations       7,971         10,048

Distributions to shareholders
  Net investment income                                  (6,170)        (6,060)

  Net realized gain                                        (438)          (284)

  Decrease in net assets from distributions              (6,608)        (6,344)

Capital share transactions *
  Shares sold                                            37,428         60,253

  Distributions reinvested                                4,878          4,677

  Shares redeemed                                       (42,537)       (37,085)

  Increase (decrease) in net assets from capital
  share transactions                                       (231)        27,845

Net Assets

Increase (decrease) during period                         1,132         31,549

Beginning of period                                     168,418        136,869

End of period                                         $ 169,550      $ 168,418
                                                      ---------      ---------

*Share information
  Shares sold                                             3,273          5,337

  Distributions reinvested                                  428            414

  Shares redeemed                                        (3,738)        (3,285)

  Increase (decrease) in shares outstanding                 (37)         2,466

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $48,323,000 and $49,346,000, respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 were characterized as follows for tax purposes:


--------------------------------------------------------------------------------
Tax-exempt income                                   $     6,170,000

Long-term capital gain                                      438,000

Total distributions                                 $     6,608,000
                                                    ---------------


At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                             $    11,421,000

Unrealized depreciation                                    (671,000)

Net unrealized appreciation (depreciation)               10,750,000

Undistributed tax-exempt income                              58,000

Undistributed long-term capital gain                        304,000

Paid-in capital                                         158,438,000

Net assets                                          $   169,550,000
                                                    ---------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures transactions; accordingly, $671,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net realized gain                     $      (270,000)

Paid-in capital                                             270,000


At February 29, 2004, the cost of investments for federal income tax purposes was $155,896,000.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $49,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $150,000 for the year ended February 29, 2004, of which $13,000 was payable at period-end.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

    o       $115,000 from short-term capital gains

    o $592,000 from long-term capital gains, of which $189,000 was subject to the 15% rate gains category, and $403,000 to the 20% rate gains category.

    o       $6,170,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Tax-Free Intermediate Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1983 (Tax-Exempt              real estate developers; Director, Mercantile
Money, Tax-Free               Bank (4/03 to present)
Short-Intermediate,
Tax-Free Income) 1984
(Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001 (all tax-free funds)

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001 (all tax-free funds)     Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003 (all tax-free funds)     and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil
1979 (Tax-Free Income)        engineers
1983 (Tax-Exempt Money,
Tax-Free Short-
Intermediate)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Senior Advisor
1992 (all tax-free funds)     and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

   * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.


Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,CFA,      Director and Vice President, T. Rowe Price
CIC                           and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1989 (Tax-Free High Yield)
1990 (Tax-Free Income)
1991 (Tax-Exempt Money)
1994 (Tax-Free Short-
Intermediate, Tax-Free
Intermediate Bond)
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1983 (Tax-Exempt Money,       Vice President, T. Rowe Price Group, Inc.;
Tax-Free Short-               Chairman of the Board and Director, T. Rowe
Intermediate, Tax-Free        Price Global Asset Management Limited, T. Rowe
Income) 1984                  Price Global Investment Services, Inc., T. Rowe
(Tax-Free High Yield)         Price Retirement Plan Services, Inc., and
1992 (Tax-Free                T. Rowe Price Services, Inc.; Chairman of the
Intermediate Bond)            Board, Director, President, and Trust Officer,
[111]                         T. Rowe Price Trust Company; Director, T. Rowe
                              Price International, Inc.; Chairman of the Board, all tax-free funds

** Each inside director serves until retirement, resignation, or election of a successor.

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of the
1997 (all tax-free funds)     Board, Director, and Vice President,
[111]                         T. Rowe  Price Group, Inc.; Chairman of the Board
                              and Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

** Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA  (1954)           Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, all tax-free funds           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President,                         T. Rowe Price Group, Inc.
Tax-Exempt Money,
Tax-Free High Yield,
and Tax-Free Income Funds

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Trust Company
Tax-Free High Yield, Tax-Free Income,
Tax-Free Intermediate Bond, and
Tax-Free Short-Intermediate Funds


Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
President, Tax-Free Intermediate Bond   T. Rowe Price Group, Inc.
and Tax-Free Short-Intermediate Funds;
Vice President, Tax-Free High Yield
and Tax-Free Income Funds


Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

Marcy M. Lash (1963)                    Vice President, T. Rowe Price
Vice President, Tax-Exempt Money,
Tax-Free High Yield, Tax-Free Income,
and Tax-Free Short-Intermediate Funds

Alan D. Levenson (1958)                 Vice President, T. Rowe Price
Vice President, Tax-Exempt Money Fund   and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, all tax-free funds           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
President, Tax-Exempt Money Fund        T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc., and
                                        T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price
Vice President, Tax-Free High Yield,    and T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Mary J. Miller, CFA (1955)              Vice  President,  T. Rowe Price and
President, Tax-Free High Yield and      T. Rowe Price Group, Inc.
Tax-Free Income Funds; Executive Vice
President, Tax-Free Intermediate Bond
Fund; Vice President, Tax-Exempt Money
and Tax-Free Short-Intermediate Funds

James M. Murphy, CFA (1967)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Tax-Free High Yield Fund                Portfolio Manager, Prudential
                                        Investments (to 2000)

Stephen P. Richter, CFA (1969)          Vice President, T. Rowe Price; formerly
Vice President, Tax-Free High Yield     Vice President, Euler ACI (to 2000)
and Tax-Free Income Funds

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, Tax-Free
Intermediate Bond and Tax-Free
Short-Intermediate Funds

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Tax-Exempt Money,       Price Group, Inc., and T. Rowe Price
Tax-Free Intermediate Bond, and         Trust Company; Director, Vice President,
Tax-Free Short-Intermediate Funds       and Chief Investment Officer,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,145                $7,983
     Audit-Related Fees                         697                    --
     Tax Fees                                 2,271                 2,019
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004